Cover Page	Aug. 03, 2020
Cover page.
Document Type	8-K/A
Document Period End Date	Aug. 03, 2020
Entity Registrant Name	Q2 HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36350
Entity Tax Identification Number	20-2706637
Entity Address, Address Line One	13785 Research Blvd
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78750
City Area Code	512
Local Phone Number	275-0072
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	QTWO
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001410384
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Q2 Holdings, Inc. (the "Company") on August 5, 2020, regarding the appointment of Stephen C. Hooley to serve as a member of the Board of Directors of the Company (the "Board") on August 3, 2020. At the time of Mr. Hooley’s appointment to the Board, his committee membership had not yet been determined. The Company hereby amends Item 5.02 of the original Form 8-K to report that on August 27, 2020, the Board appointed Mr. Hooley to serve as a member of the Board’s Compensation Committee and its Nominating and Corporate Governance Committee, effective immediately. No other changes have been made to the Form 8-K.